Cash And Cash Equivalents - Schedule of Geographical Concentration of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 1,809	$ 2,192	$ 2,387	$ 2,352
United States of America
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,133	1,637
Republic of Singapore
Disclosure of geographical areas [line items]
Cash and cash equivalents	436	341
Other
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 240	$ 214